Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
October 31, 2025
AFCY-NPRT1-1225
1.809093.122
Common Stocks - 99.5%
	Shares	Value ($)
UNITED STATES - 99.5%
Industrials - 99.5%
Aerospace & Defense - 29.0%
Axon Enterprise Inc (a)	40,800	29,874,984
Boeing Co (a)	430,422	86,523,430
GE Aerospace	462,240	142,809,048
General Dynamics Corp	85,500	29,488,950
HEICO Corp Class A	77,900	19,298,167
Howmet Aerospace Inc	434,395	89,463,650
RTX Corp	151,500	27,042,750
StandardAero Inc (a)	600,530	17,349,312
TransDigm Group Inc	26,451	34,611,398
		476,461,689
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	117,350	18,070,727
Building Products - 8.9%
Carlisle Cos Inc (b)	34,624	11,254,531
Johnson Controls International plc	221,857	25,378,222
Simpson Manufacturing Co Inc	97,259	17,166,214
Trane Technologies PLC	206,635	92,706,793
		146,505,760
Commercial Services & Supplies - 3.8%
Cintas Corp	188,100	34,473,087
Waste Connections Inc (United States)	169,600	28,438,528
		62,911,615
Construction & Engineering - 3.9%
Comfort Systems USA Inc	24,702	23,851,757
Quanta Services Inc	88,000	39,523,440
		63,375,197
Electrical Equipment - 12.9%
Acuity Inc	49,409	18,036,755
AMETEK Inc	143,654	29,033,910
Eaton Corp PLC	170,416	65,023,929
GE Vernova Inc	150,209	87,893,294
Regal Rexnord Corp	86,775	12,225,730
		212,213,618
Ground Transportation - 6.5%
CSX Corp	134,452	4,842,961
Knight-Swift Transportation Holdings Inc	452,100	20,398,752
Old Dominion Freight Line Inc	117,700	16,527,434
Uber Technologies Inc (a)	445,400	42,981,100
XPO Inc (a)(b)	154,903	22,285,895
		107,036,142
Industrial Conglomerates - 2.1%
3M Co	206,000	34,299,000
Machinery - 23.5%
Caterpillar Inc	60,800	35,097,408
Chart Industries Inc (a)	23,600	4,711,032
Cummins Inc (b)	157,037	68,731,954
Deere & Co	70,400	32,498,752
Dover Corp	213,581	38,756,408
Ingersoll Rand Inc	673,207	51,385,890
ITT Inc (b)	266,309	49,285,807
Parker-Hannifin Corp	89,313	69,023,766
Westinghouse Air Brake Technologies Corp	177,400	36,267,656
		385,758,673
Professional Services - 3.0%
CACI International Inc (a)	16,374	9,206,281
KBR Inc (b)	256,000	10,967,040
Leidos Holdings Inc	156,389	29,787,413
		49,960,734
Trading Companies & Distributors - 4.8%
Core & Main Inc Class A (a)(b)	337,000	17,584,660
United Rentals Inc	49,450	43,079,851
WW Grainger Inc	17,859	17,483,961
		78,148,472
TOTAL INDUSTRIALS		1,634,741,627

TOTAL COMMON STOCKS (Cost $1,053,768,858)		1,634,741,627

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	9,304,649	9,306,510
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	1,569,551	1,569,708
TOTAL MONEY MARKET FUNDS (Cost $10,876,218)			10,876,218

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,064,645,076)	1,645,617,845
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,004,575)
NET ASSETS - 100.0%	1,642,613,270

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,959,643.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,676,992	48,948,822	49,319,325	73,300	21	-	9,306,510	9,304,649	0.0%
Fidelity Securities Lending Cash Central Fund	18,794,664	260,935,075	278,160,031	6,156	-	-	1,569,708	1,569,551	0.0%
Total	28,471,656	309,883,897	327,479,356	79,456	21	-	10,876,218

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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